Other information about investments - Principal joint ventures, joint operations and associates (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Var Energi AS
Disclosure of detailed information about investments
Company name	Vår Energi AS
Registered office	Forus (Norway)
Country of operation	Norway
Business segment	Exploration & Production
% ownership interest	69.85%		69.60%
Eni's % of the investment	69.85%	69.60%
Saipem SpA
Disclosure of detailed information about investments
Company name	Saipem SpA
Registered office	San Donato Milanese (MI) (Italy)
Country of operation	Italy
Business segment	Corporate and financial companies
% ownership interest	30.54%
Eni's % of the investment	31.08%	30.99%
Union Fenosa Gas SA
Disclosure of detailed information about investments
Company name	Unión Fenosa Gas SA
Registered office	Madrid (Spain)
Country of operation	Spain
Business segment	Global Gas & LNG Portfolio
% ownership interest	50.00%
Eni's % of the investment	50.00%	50.00%
Cardon IV SA
Disclosure of detailed information about investments
Company name	Cardón IV SA
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Business segment	Exploration & Production
% ownership interest	50.00%
Eni's % of the investment	50.00%	50.00%
Gas Distribution Company of Thessaloniki Thessaly SA
Disclosure of detailed information about investments
Company name	Gas Distribution Company of Thessaloniki - Thessaly SA
Registered office	Ampelokipi- Menemeni (Greece)
Country of operation	Greece
Business segment	Eni gas e luce
% ownership interest	49.00%
Eni's % of the investment	49.00%	49.00%
Abu Dhabi Oil Refining Co
Disclosure of detailed information about investments
Company name	Abu Dhabi Oil Refining Co (Takreer)
Registered office	Abu Dhabi (United Arab Emirates)
Country of operation	United Arab Emirates
Business segment	Refining & Marketing
% ownership interest	20.00%
Eni's % of the investment	20.00%	20.00%
Angola LNG Ltd
Disclosure of detailed information about investments
Company name	Angola LNG Ltd
Registered office	Hamilton (Bermuda)
Country of operation	Angola
Business segment	Exploration & Production
% ownership interest	13.60%
Eni's % of the investment	13.60%	13.60%
Coral FLNG SA
Disclosure of detailed information about investments
Company name	Coral FLNG SA
Registered office	Maputo (Mozambique)
Country of operation	Mozambique
Business segment	Exploration & Production
% ownership interest	25.00%
Eni's % of the investment	25.00%	25.00%
Mozambique Rovuma Venture SpA
Disclosure of detailed information about investments
Company name	Mozambique Rovuma Venture SpA
Registered office	San Donato Milanese (MI) (Italy)
Country of operation	Mozambique
Business segment	Exploration & Production
% ownership interest	35.71%
Eni's % of the investment	35.71%
GreenStream BV
Disclosure of detailed information about investments
Company name	GreenStream BV
Registered office	Amsterdam (Netherlands)
Country of operation	Libya
Business segment	Global Gas & LNG Portfolio
% ownership interest	50.00%
Eni's % of the investment	50.00%